Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
OCI (financial instruments)	€ 1,201	€ (1,363)	€ 2,977
Tax (benefit) deficit from share-based payments	(882)	(3,660)	(3,972)
Total income tax recognized in shareholders' equity	€ 319	€ (5,023)	€ (995)